EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS
EQUITY INVESTMENTS

(millions of Canadian $)	Ownership Interest at December 31, 2017	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2017	2016	2015	2017	2016

Canadian Natural Gas Pipelines
TQM	50.0%	11	12	12	68	71
U.S. Natural Gas Pipelines
Northern Border[1]	50.0%	87	92	85	641	597
Iroquois[2]	50.0%	59	54	51	280	309
Millennium[3]	47.5%	66	33	—	291	295
Pennant Midstream[3]	47.0%	11	6	—	228	246
Other	Various	17	29	26	92	93
Mexico Natural Gas Pipelines
Sur de Texas[4]	60.0%	66	(3)	—	399	255
TransGas	46.5%	(12)	—	5	—	28
Liquids Pipelines
Grand Rapids[5]	50.0%	17	(1)	—	996	876
Other[6]	Various	(20)	—	—	20	39
Energy
Bruce Power[7]	48.4%	434	293	249	2,987	3,356
Portlands Energy[8]	50.0%	31	33	30	301	313
ASTC Power Partnership	50.0%	—	(37)	(23)	—	—
Other	Various	6	3	5	63	66
		773	514	440	6,366	6,544

1
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company was US$115 million (2016 – US$116 million) due to the fair value assessment of assets at the time of acquisition.

2
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$41 million (2016 – US$48 million) due mainly to the fair value assessment of the assets at the time of acquisition.

3	Acquired as part of Columbia on July 1, 2016. Income from Equity investments reflects equity earnings from the date of acquisition.

4
TCPL has an ownership interest of 60.0 per cent in Sur de Texas, which as a jointly controlled entity applies the equity method of accounting. Income from equity investments includes amounts recorded in the Corporate segment.

5
Grand Rapids was placed in service in August 2017. At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $105 million (2016 – $86 million) due mainly to interest capitalized during construction and the fair value of guarantees.

6
Includes investments in Canaport Energy East Marine Terminal Limited Partnership and HoustonLink Pipeline Company LLC. At December 31, 2017, the Canaport Energy East Marine Terminal Limited Partnership investment was nil.

7
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $902 million (2016 – $942 million) due to the fair value assessment of assets at the time of acquisitions.

8
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Portlands Energy was $73 million (2016 – $70 million) due mainly to interest capitalized during construction.

TransGas de Occidente S.A. Impairment
In August 2017, TCPL recognized an impairment charge of $12 million on its 46.5 per cent equity investment in TransGas de Occidente S.A. (TransGas). TransGas constructed and operated a natural gas pipeline in Colombia for a 20-year contract term. As per the terms of the agreement, upon completion of the 20-year contract in August 2017, TransGas transferred its pipeline assets to Transportadora de Gas Internacional S.A.. The impairment charge represents the write-down of the remaining carrying value of the equity investment. The non-cash impairment charge was recognized in Income from equity investments in the Consolidated statement of income.
Canaport Energy East Marine Terminal Limited Partnership Impairment
On October 5, 2017, the Company informed the NEB that it will not be proceeding with the Energy East, Eastern Mainline and Upland projects. As a result, in October 2017 the Company recognized a non-cash impairment charge of $20 million in its Liquids Pipelines segment Income from equity investments which represented the carrying value of the equity investment in the Canaport Energy East Marine Terminal Limited Partnership. Due to the inability to reach a regulatory decision for this project, there were no recoveries of costs from third parties.
ASTC Power Partnership Impairment
In March 2016, TCPL issued notice to the Balancing Pool of the decision to terminate its Sundance B PPA held through ASTC Power Partnership. In accordance with a provision in the PPA, a buyer was permitted to terminate the arrangement if a change in law occurs that makes the arrangement unprofitable or more unprofitable. As a result of changes in law surrounding the Alberta Specified Gas Emitters Regulation, the Company expected increasing costs related to carbon emissions to continue throughout the remaining term of the PPA resulting in increasing unprofitability. As a result, in first quarter 2016, the Company recognized a non-cash impairment charge of $29 million ($21 million after tax) in its Energy segment Income from equity investments which represented the carrying value of the equity investment in ASTC Partnership. The PPA termination was settled in December 2016.
Distributions and Contributions
Distributions received from equity investments for the year ended December 31, 2017 were $1,332 million (2016 – $1,571 million; 2015 – $802 million) of which $362 million (2016 – $727 million; 2015 – $9 million) was included in Investing activities in the Consolidated statement of cash flows with respect to distributions received from Bruce Power in 2017 and 2016 from its financing program. Undistributed earnings from equity investments were $198 million at December 31, 2015.
Contributions made to equity investments for the year ended December 31, 2017 were $1,681 million (2016 – $765 million;
2015 – $493 million) and are included in Investing activities in the Consolidated statement of cash flows. For 2017, contributions include $977 million related to TCPL's proportionate share of the Sur de Texas debt financing requirements.
Summarized Financial Information of Equity Investments

year ended December 31	2017	2016	2015
(millions of Canadian $)

Income
Revenues	4,913	4,336	4,337
Operating and other expenses	(2,993)	(3,068)	(3,142)
Net income	1,636	1,080	1,046
Net income attributable to TCPL	773	514	440

at December 31	2017	2016
(millions of Canadian $)

Balance Sheet
Current assets	2,176	1,669
Non-current assets	17,869	15,853
Current liabilities	(1,577)	(1,120)
Non-current liabilities	(8,217)	(5,867)

Loan receivable from affiliate
TCPL holds a 60 per cent equity interest in a joint venture with IEnova to build, own and operate the Sur de Texas pipeline. On April 21, 2017, TCPL entered into a MXN$13.6 billion unsecured revolving credit facility with the joint venture, which bears interest at a floating rate and matures in March 2022. On December 6, 2017, TCPL and the joint venture entered into an amended agreement to increase the credit facility to MXN$21.3 billion. At December 31, 2017, the Company’s consolidated balance sheet included a $919 million loan receivable from the Sur de Texas joint venture which represents TCPL's proportionate share of the debt financing requirements related to the joint venture. Interest income and other included interest income of $34 million in 2017 from this joint venture with a corresponding proportionate share of interest expense recorded in Income from equity investments.